STOCKHOLDERS’ EQUITY (DEFICIT) & STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Aug. 31, 2020	Jan. 31, 2020	Oct. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance										1,333,334	333,334	1,000,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 5,988,541				$ 5,988,541
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								(163,492)	(572,402)
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	$ 862,431	$ 655,920	$ 300,604	$ 344,716	$ 1,518,351	$ 645,320
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	396,384	60,774						163,492	572,402
[custom:FairValueofOptionGranted]					5,464,619
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture					$ 845,979
Employee Stock [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					43,039
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues				243,299	20,000		320,796	320,796
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture	3,365	1,836			5,472
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	$ 4	$ 2
Common Stock [Member] | Employee Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					457,157